Document And Entity Information	12 Months Ended
Jun. 30, 2016
Document And Entity Information [Abstract]
Entity Registrant Name	XFIT BRANDS, INC.
Entity Central Index Key	0001623554
Document Type	S-1
Document Period End Date	Jun. 30, 2016
Amendment Flag	false
Entity Filer Category	Smaller Reporting Company
Trading Symbol	XFTB